CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Stock Transactions, Parenthetical Disclosures [Abstract]
Accumulated amortization on patents	$ 562,714
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	75,000,000	75,000,000
Common Stock, shares issued	21,711,953	500,000
Common Stock, shares outstanding	21,711,953	500,000